Segment Information and Concentration (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Information and Concentration
Schedule Of Segment Information
Three Months Ended June 30, 2023:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,614,300	$368,200	$-	$2,982,500

Foreign Sales	723,200	139,900	-	863,100

Income (Loss) From Operations	215,400	(1,794,600)	(647,000)	(2,226,200)

Assets	7,023,400	5,332,400	1,844,100	14,199,900

Long-Lived Asset Expenditures	17,000	43,400	-	60,400

Depreciation and Amortization	20,400	170,200	-	190,600

Three Months Ended June 30, 2022:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$2,515,400	$261,600	$-	$2,777,000

Foreign Sales	887,700	310,200	-	1,197,900

Income (Loss) From Operations	368,800	(6,278,200)	(523,200)	(6,432,600)

Assets	9,538,600	5,077,500	6,391,800	21,007,900

Long-Lived Asset Expenditures	9,400	410,800	-	420,200

Depreciation and Amortization	25,100	81,300	-	106,400

Six Months Ended June 30, 2023:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$5,196,500	$591,400	$-	$5,787,900

Foreign Sales	1,579,800	235,800	-	1,815,600

Income (Loss) From Operations	481,600	(3,867,100)	(1,308,300)	(4,693,800)

Assets	7,023,400	5,332,400	1,844,100	14,199,900

Long-Lived Asset Expenditures	25,200	81,000	-	106,200

Depreciation and Amortization	43,700	334,800	-	378,500

Six Months Ended June 30, 2022:	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Revenues	$4,950,000	$691,900	$-	$5,641,900

Foreign Sales	1,671,300	579,900	-	2,251,200

Income (Loss) From Operations	616,100	(7,929,900)	(861,100)	(8,174,900)

Assets	9,538,600	5,077,500	6,391,800	21,007,900

Long-Lived Asset Expenditures	25,900	568,800	-	594,700

Depreciation and Amortization	49,700	311,200	-	360,900

Six Months Ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$4,608,900	$628,900	$-	$5,237,800
Foreign Sales	1,322,500	478,200	-	1,800,700
Income (Loss) From Operations	203,500	(3,483,200)	(902,300)	(4,137,000)
Assets	8,622,500	5,174,600	4,272,100	18,069,200
Long-Lived Asset Expenditures	34,300	220,200	-	254,500
Depreciation and Amortization	50,100	330,700	-	380,800
Six Months Ended December 31, 2021 (Unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$5,031,100	$727,500	$-	$5,758,600
Foreign Sales	2,031,100	521,500	-	2,552,600
Income (Loss) From Operations	851,700	(3,712,700)	(508,200)	(3,369,200)
Assets	9,715,400	10,064,500	9,072,600	28,852,500
Long-Lived Asset Expenditures	66,600	163,300	-	229,900
Depreciation and Amortization	46,600	280,700	-	327,300
Year Ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,981,100	$1,419,400	$-	$11,400,500
Foreign Sales	3,702,400	1,101,400	-	4,803,800
Income (Loss) From Operations	1,475,800	(11,369,500)	(1,650,400)	(11,544,100)
Assets	9,538,600	5,077,500	6,391,800	21,007,900
Long-Lived Asset Expenditures	92,500	732,100	-	824,600
Depreciation and Amortization	96,300	591,900	-	688,200
Year Ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated

Revenues	$9,043,600	$731,600	$-	$9,775,200
Foreign Sales	3,483,700	684,600	-	4,168,300
Income (Loss) From Operations	1,461,300	(4,828,600)	(1,341,400)	(4,708,700)
Assets	14,783,000	8,735,100	5,488,300	29,006,400
Long-Lived Asset Expenditures	60,500	196,900	-	257,400
Depreciation and Amortization	103,100	148,400	-	251,500

Schedule Of Reconciliation Of The Company's consolidated Segment Incomed Loss
Three months ended June 30, 2023	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$215,400	$(1,794,600)	$(647,000)	$(2,226,200)

Other income (expense), net	4,200	100	(200)	4,100
Interest income	-	-	37,000	37,000
Total other (expense) income, net	4,200	100	36,800	41,100

Income (Loss) from operations before discontinued operations and income taxes	$219,600	$(1,794,500)	$(610,200)	$(2,185,100)

Three months ended June 30, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$368,800	$(6,278,200)	$(523,200)	$(6,432,600)

Other (expense) income, net	-	(43,000)	(141,200)	(184,200)
Interest income	-	5,800	27,500	33,300
Total other (expense) income, net	-	(37,200)	(113,700)	(150,900)

Income (Loss) from operations before discontinued operations and income taxes	$368,800	$(6,315,400)	$(636,900)	$(6,583,500)

Six months ended June 30, 2023	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$481,600	$(3,867,100)	$(1,308,300)	$(4,693,800)

Other income (expense), net	2,400	11,100	76,900	90,400
Interest income	-	-	46,400	46,400
Total other (expense) income, net	2,400	11,100	123,300	136,800

Income (Loss) from operations before discontinued operations and income taxes	$484,000	$(3,856,000)	$(1,185,000)	$(4,557,000)

Six months ended June 30, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$616,100	$(7,929,900)	$(861,100)	$(8,174,900)

Other (expense) income, net	1,300	(61,400)	(226,800)	(286,900)
Interest income	-	5,800	27,900	33,700
Total other (expense) income, net	1,300	(55,600)	(198,900)	(253,200)

Income (Loss) from operations before discontinued operations and income taxes	$617,400	$(7,985,500)	$(1,090,000)	$(8,428,100)

Geographical Information
	Six Months Ended
	December 31, 2022		December 31, 2021 (unaudited)
	Revenue (a)	Long-Lived Assets	Revenue (a)	Long-Lived Assets
United States	$3,437,000	$1,710,000	$3,206,000	$5,181,300
All Other Foreign Countries	1,454,700	-	2,276,100	-
Germany	346,100	885,000	276,500	138,000
Total	$5,237,800	$2,595,000	$5,758,600	$5,319,300

Income (loss) from operations before discontinued operations and income taxes
Six Months ended December 31, 2022	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$203,500	$(3,438,200)	$(902,300)	$(4,137,000)

Other (expense) income, net	(28,200)	3,600	88,500	63,900

Income (Loss) from operations before discontinued operations and income taxes	$175,300	$(3,434,600)	$(813,800)	$(4,073,100)
Six Months ended December 31, 2021 (unaudited)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$851,700	$(3,712,700)	$(508,200)	$(3,369,200)

Other (expense) income, net	415,500	52,500	47,600	515,600

Income (Loss) from operations before discontinued operations and income taxes	$1,267,200	$(3,660,200)	$(460,600)	$(2,853,600)
Year ended June 30, 2022 (As Restated)	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,475,800	$(11,369,500)	$(1,650,400)	$(11,544,100)

Other (expense) income, net	194,000	(3,100)	71,500	262,400

Income (Loss) from operations before discontinued operations and income taxes	$1,669,800	$(11,372,600)	$(1,578,900)	$(11,281,700)
Year ended June 30, 2021	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate	Consolidated
Income (Loss) from Operations	$1,461,300	$(4,828,600)	$(1,341,500)	$(4,708,800)

Other (expense) income, net	571,000	600	82,200	653,800

Income (Loss) from operations before discontinued operations and income taxes	$2,032,300	$(4,828,000)	$(1,259,300)	$(4,055,000)